Intangible Assets and Goodwill - Schedule of Goodwill (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning Balance	$ 25,453,372	$ 30,104,661
Business acquisition		22,839,437
Impairment loss related to goodwill	(3,288,847)	(26,898,016)
Effect of movements in exchange rates	3,763	(592,710)
Ending Balance	$ 22,168,288	$ 25,453,372